Earnings per Share - Basic and Diluted	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share - basic and diluted

11. Earnings per share – basic and diluted

	For the three months ended June 30,
	2026		2025
	Basic	Diluted	Basic	Diluted
Net earnings	$156,300	$156,300	$55,736	$55,736
Weighted average shares outstanding	206,295,928	206,917,106	200,834,984	201,414,539
Earnings per share	$0.76	$0.76	$0.28	$0.28

	For the six months ended June 30,
	2026		2025
	Basic	Diluted	Basic	Diluted
Net earnings	$273,229	$273,229	$101,257	$101,257
Weighted average shares outstanding	206,431,373	207,060,068	200,889,595	201,373,737
Earnings per share	$1.32	$1.32	$0.50	$0.50